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                          TRAVELERS SERIES FUND INC.

                               on behalf of the
                        Van Kampen Enterprise Portfolio

                     Supplement Dated October 15, 2003 to
                 Prospectus, As Amended, Dated April 30, 2003

   The following information supersedes the information set forth under the caption "The Portfolio Manager" in the fund's prospectus.

The Portfolio Manager

The fund's investments are selected by a subadviser which is supervised by Travelers Investment Adviser, Inc. The table below sets forth the names and business experience of the fund's portfolio managers.

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Fund                           Portfolio Manager              Business Experience
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

Van Kampen Enterprise          Van Kampen Asset
Portfolio                      Management Inc.
                               1 Parkview Plaza
                               P.O. Box 5555
                               Oakbrook Terrace, IL
                               60181-55555

                               Stephen L. Boyd (since         Managing Director, Van Kampen
                               September 30, 2003) Van        Asset Management
                               Kampen Asset Management
                                                              Managing Director and Global
                                                              Research Director, Morgan
                                                              Stanley Asset Management

                                                              Formerly President and Chief
                                                              Operating Officer, Van Kampen
                                                              Investment Advisory
                                                              Corporation

                                                              over 30 years of experience
                                                              in the investment industry

                               Mary Jayne Maly, CFA           Executive Director, Van
                               (since 2002)                   Kampen Asset Management
                               Van Kampen Asset Management
                                                              nineteen years of experience
                                                              in the investment industry

                               Thomas Copper, CFA             Vice President and Portfolio
                               (since September 30, 2003)     Manager, Van Kampen Asset
                               Van Kampen Asset Management    Management

                                                              nineteen years of experience
                                                              in the investment industry
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